Subsequent Events (Details Narrative) $ / shares in Units, £ in Thousands					1 Months Ended			2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 05, 2023 USD ($)	Mar. 07, 2023 USD ($)	Jan. 26, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2023 GBP (£)	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	May 11, 2023 USD ($)	May 04, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Apr. 06, 2023 USD ($)	Mar. 31, 2023 GBP (£) shares	Mar. 06, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 31, 2022 shares	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Feb. 11, 2022 shares	Dec. 31, 2021 USD ($)	Nov. 16, 2021 $ / shares	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Subsequent Event [Line Items]
Debt instrument, face amount		$ 1,500,000																														$ 300,000
Percentage of deposit in trust account			1.00%
Redemption price per share | $ / shares							$ 10.45		$ 10.45		$ 10.34	$ 10.34
Number of stock redeemed, value			$ 114,000,000						$ 114,068,280	[1]	$ 1,876,183	$ 1,876,183
Investments held in trust account			$ 24,000,000	$ 24,000,000			$ 23,658,838		$ 23,658,838		136,871,183	136,871,183
Price per share | $ / shares			$ 0.035	$ 0.035
Aggregate of deposit			$ 77,000	$ 77,000
Proceeds from business combination			$ 924,000
Common Class A [Member]
Subsequent Event [Line Items]
Price per share | $ / shares																															$ 12.00
Percentage of deposit in trust account			1.00%
Stock issued | shares							13,979,000		13,979,000								13,979,000
Number of stock redeemed, value									$ 114,068,280
Price per share | $ / shares							$ 10.33		$ 10.33
Conduit Pharmaceuticals Ltd [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal							$ 3,620,000		$ 3,620,000		1,835,000	1,835,000													$ 67,000	£ 50	$ 500,000	£ 400
Debt instrument, face amount																						$ 3,300,000	£ 3,000										$ 1,400,000	£ 1,000
Conduit Pharmaceuticals Ltd [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 900,000											£ 800
Conduit Pharmaceuticals Limited [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal											$ 1,835,000	$ 1,835,000								$ 400,000	£ 300									$ 749,000
Debt instrument, face amount																						$ 3,300,000	£ 3,000										$ 1,400,000	£ 1,000
Stock issued | shares																								22,000,000.0					22,000,000.0
2022 Convertible Loan Note Instrument [Member] | Conduit Pharmaceuticals Ltd [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal								500,000											400	$ 400,000	£ 300
2022 Convertible Loan Note Instrument [Member] | Conduit Pharmaceuticals Limited [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal								$ 500,000											400
Conversion price								20.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Sponsor advanced amount	$ 200,000	$ 300,000
Debt instrument, face amount																		$ 1,500,000
Deposit														$ 77,688		$ 78,863
Percentage of deposit in trust account				1.00%
Number of stock redeemed, value				$ 114
Investments held in trust account			$ 23	$ 23
Price per share | $ / shares			$ 0.035	$ 0.035
Aggregate of deposit			$ 77,000	$ 77,000
Proceeds from business combination				$ 924,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Percentage of deposit in trust account				1.00%
Stock issued during period on hold | shares				11,037,272
Stock issued | shares			13,979,000	13,979,000
Redemption price per share | $ / shares			$ 10.33	$ 10.33
Subsequent Event [Member] | Conduit Pharmaceuticals Limited [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal | £																	£ 800
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Ltd [Member]
Subsequent Event [Line Items]
Royalty percentage					8.00%	8.00%
Option fee					$ 500,000	£ 400
Description of option agreement					The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.	The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Ltd [Member] | Minimum [Member]
Subsequent Event [Line Items]
Price per share | $ / shares					$ 5
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Price per share | $ / shares					$ 15
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Ltd [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total consideration paid					$ 4,800,000										£ 4,000
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Limited [Member]
Subsequent Event [Line Items]
Royalty percentage					8.00%	8.00%
Option fee					$ 500,000	£ 400
Maturity term							18 months		18 months								18 months
Expiration date					Feb. 07, 2024	Feb. 07, 2024
Subsequent Event [Member] | Vela Option Agreement [Member] | Conduit Pharmaceuticals Limited [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total consideration paid					$ 4,800,000										£ 4,000
Subsequent Event [Member] | 2022 Convertible Loan Note Instrument [Member] | Conduit Pharmaceuticals Limited [Member] | Nonrelated Party [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal								$ 1,300,000											1,100
Subsequent Event [Member] | 2022 Convertible Loan Note Instrument [Member] | Conduit Pharmaceuticals Limited [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Convertible notes payable aggregate princpal								$ 500,000											£ 400
Conversion price							20.00%
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Net tangible asset													$ 5,000,001

[1]	As of March 31, 2023, $236,350 of cash was still in the Trust account from funds that were returned and are awaiting redistribution, which were paid in April 2023.